Summary of Significant Accounting Policies - Schedule of Class A Common Stock Subject to Possible Redemption Reflected in the Balance Sheet (Details) - Class A Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Subject to Possible Redemption Reflected in the Balance Sheet [Line Items]
Gross proceeds		$ 123,500,000
Proceeds allocated to Public Warrants		(3,755,675)
Class A common stock issuance costs		(6,716,427)
Total		(10,472,102)
Class A Common Stock Redeemable Remeasurement Adjustment at IPO		12,942,102
Remeasurement adjustment for the year ended December 31, 2022		1,272,983
Class A common stock subject to possible redemption as of December 31, 2022		$ 127,242,983
Class A common stock subject to possible redemption, beginning	$ 24,342,743
Transfer to funds payable to redeemed Class A stockholders	(17,834,235)
Redemptions	(89,038,494)
Remeasurement adjustment for the year ended December 31, 2023	$ 3,972,489